Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of information about defined benefit plans [abstract]
Summary of Employee benefits

Details of employee benefits for the six months ended June 30, 2024 and 2023 are as follows:

(In thousand Euros)	June 30, 2024	June 30, 2023
Wages and salaries	26,659	24,130
Share-based payment plans expenses	1,404	11,059
Social Security	8,928	9,880
Total	36,991	45,069

Summary of Personnel Expenses Recognized for Share-based Payment Transactions

Details of the personnel expense recognized for share-based payment transactions are as follows:

(In thousand Euros)	June 30, 2024	June 30, 2023
Management stock option plan	195	2,283
ESPP	77	158
RSU Board	—	227
Performance based earn out in shares and RSUs management Ares	157	274
Performance based earn out in shares and RSUs management Coil	—	1,009
RSU Employees	994	6,919
RSU Management	558	976
Capitalization of share-based payment transactions in intangible assets	(577)	(787)
Total	1,404	11,059

Summary of Movements in Stock Options Until The Transaction Date

The following table illustrates the movements in stock options during the six months ended June 30, 2024, excluding earn out payments in shares for the business combinations of Coil and Ares in 2023:

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	ESPP	Total
At December 31, 2023	910,382	3,003,867	1,013,609	2,984,802	1,458,334	350,615	—	9,721,609
Granted	—	—	—	2,302,540	1,200,000	—	439,124	3,941,664
Exercised	(38,317)	(785,222)	—	(895,995)	(191,668)	(59,219)	(439,124)	(2,409,545)
Cancelled	—	—	—	(725,458)	(333,333)	(31,889)	—	(1,090,680)
At June 30, 2024	872,065	2,218,645	1,013,609	3,665,889	2,133,333	259,507	—	10,163,048